Preferred stock (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Conversions of Stock

Each share of preferred stock which has not been converted as described above by the end of the relevant conversion period will be converted into common stock on the day following the end of the conversion period on the following terms:

	Conversion date	Conversion ratio
Eleventh series class XI preferred stock	July 1, 2016	¥1,000/(current market price), where the current market price is the average price of daily closing prices (including closing bid or offered price) of common stock as reported by the TSE for the 30 consecutive trading days (excluding trading days on which no closing price, closing bid or offered price is reported) commencing on the 45th trading day prior to July 1, 2016, provided that the current market price shall not be less than ¥282.90.

Schedule of Stockholders Equity

The changes in the number of shares and the aggregate amount of preferred stock during the fiscal years ended March 31, 2010, 2011 and 2012 were as follows:

Class of stock	Issued at March 31, 2009	Net change	Issued at March 31, 2010	Net change	Issued at March 31, 2011	Net change	Issued at March 31, 2012
	(number of shares)
Eleventh series class XI preferred stock (Note)	914,752,000	—	914,752,000	—	914,752,000	—	914,752,000
Thirteenth series class XIII preferred stock	36,690,000	—	36,690,000	—	36,690,000	—	36,690,000

Total	951,442,000	—	951,442,000	—	951,442,000	—	951,442,000

Class of stock	Aggregate amount at March 31, 2009	Net change	Aggregate amount at March 31, 2010	Net change	Aggregate amount at March 31, 2011	Net change	Aggregate amount at March 31, 2012
	(in millions of yen)
Eleventh series class XI preferred stock (Note)	914,752	—	914,752	—	914,752	—	914,752
Thirteenth series class XIII preferred stock	36,690	—	36,690	—	36,690	—	36,690

Total	951,442	—	951,442	—	951,442	—	951,442

Note:	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted to common stock but not yet cancelled.

Convertible Preferred Stock
Schedule of Stock by Class

Eleventh series class XI preferred stock is convertible into common stock at the option of the holder. Material terms and conditions of conversion are as follows.

	Conversion period	Conversion ratio (Note)
Eleventh series class XI preferred stock	July 1, 2008 to June 30, 2016	¥1,000/(conversion price), where the conversion price after adjustment is ¥282.90 on or after August 30, 2011; to be reset on July 1 of each year between 2012 and 2015 (each, a “Reset Date”) as ¥1,000/(conversion price), where the conversion price is the lower of (x) the average price of daily closing prices (including closing bid or offered price) of common stock as reported by the Tokyo Stock Exchange (“TSE”) for the 30 consecutive trading days (excluding trading days on which no closing price, closing bid or offered price is reported) commencing on the 45th trading day prior to the Reset Date and (y) the conversion price after adjustment effective as of the day before the relevant Reset Date, provided that the conversion price shall not be less than ¥282.90.

Note:	Subject to adjustment, where issuance or disposal by MHFG of common stock for a price below the “current market price”, a stock split, issuance of securities convertible into common stock at a price below the “current market price” at the time of issuance thereof or determination of the conversion price thereof, merger or amalgamation, or a capital decrease or stock consolidation occurs and in certain other circumstances.

Preferred stock
Schedule of Stock by Class

The composition of preferred stock at March 31, 2010, 2011 and 2012 is as follows:

2010	Aggregate amount	Number of shares			Liquidation value per share	Convertible or not
Class of stock		Authorized	Issued	In treasury
	(in millions of yen)				(in yen)
Eleventh series class XI preferred stock (Note)	914,752	1,369,512,000	914,752,000	415,471,000	1,000	Yes
Class XII preferred stock	—	1,500,000,000	—	—	—	—
Thirteenth series class XIII preferred stock	36,690	1,500,000,000	36,690,000	—	1,000	No

Total	951,442	4,369,512,000	951,442,000	415,471,000

2011	Aggregate amount	Number of shares			Liquidation value per share	Convertible or not
Class of stock		Authorized	Issued	In treasury
	(in millions of yen)				(in yen)
Eleventh series class XI preferred stock (Note)	914,752	1,369,512,000	914,752,000	497,866,000	1,000	Yes
Class XII preferred stock	—	1,500,000,000	—	—	—	—
Thirteenth series class XIII preferred stock	36,690	1,500,000,000	36,690,000	—	1,000	No

Total	951,442	4,369,512,000	951,442,000	497,866,000

2012	Aggregate amount	Number of shares			Liquidation value per share	Convertible or not
Class of stock		Authorized	Issued	In treasury
	(in millions of yen)				(in yen)
Eleventh series class XI preferred stock (Note)	914,752	1,369,512,000	914,752,000	541,073,800	1,000	Yes
Class XII preferred stock	—	1,500,000,000	—	—	—	—
Thirteenth series class XIII preferred stock	36,690	1,500,000,000	36,690,000	—	1,000	No

Total	951,442	4,369,512,000	951,442,000	541,073,800

Note:	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted to common stock but not yet cancelled.

Common Stock
Schedule of Stock by Class

The changes in the number of issued shares of common stock during the fiscal years ended March 31, 2010, 2011 and 2012 were as follows:

	2010	2011	2012
	(shares)
Balance at beginning of fiscal year	11,178,940,660	15,494,397,690	21,782,185,320
Issuance of new shares of common stock by conversion of Eleventh series class XI preferred stock	1,315,457,030	287,787,630	151,921,540
Issuance of new shares of common stock by exercise of stock acquisition rights	—	—	4,748,000
Issuance of new shares of common stock by public offering	2,804,400,000	5,609,000,000	—
Issuance of new shares of common stock by way of third-party allotment	195,600,000	391,000,000	—
Issuance of new shares of common stock for stock exchanges	—	—	2,109,310,867

Balance at end of fiscal year	15,494,397,690	21,782,185,320	24,048,165,727